Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 2,635	$ 96,939	$ 1,127	$ (97,686)	$ 3,015
Balance, shares at Dec. 31, 2018	40,399,290
Net loss				(4,893)	(4,893)
Issuance of share capital and warrants, net of issuance expenses	$ 4,112	6,056			10,168
Issuance of share capital and warrants, net of issuance expenses, shares	59,322,348
Share-based payment		151			151
Balance at Jun. 30, 2019	$ 6,747	103,146	1,127	(102,579)	8,441
Balance, shares at Jun. 30, 2019	99,721,638
Balance at Dec. 31, 2019	$ 8,225	103,401	1,127	(110,311)	2,442
Balance, shares at Dec. 31, 2019	120,652,683
Net loss				(8,235)	(8,235)
Deemed dividends related to the warrants exercise (Note 5a)		715		(715)
Issuance of share capital and warrants, net of issuance expenses	$ 21,009	(6,159)			14,850
Issuance of share capital and warrants, net of issuance expenses, shares	290,601,780
Share-based payment		99			99
Balance at Jun. 30, 2020	$ 29,234	$ 98,056	$ 1,127	$ (119,261)	$ 9,156
Balance, shares at Jun. 30, 2020	411,254,463